Financial Instruments - Summary of Corporation's Exposure to Interest Rate Risk (Details) - Interest rate risk [member]	12 Months Ended
Mar. 31, 2018
Cash and Cash Equivalents
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	Short-term fixed interest rate
Restricted Short-term Investments
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	Short-term fixed interest rate
Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	Fixed and variable interest rates
Unsecured Convertible Debentures
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	Fixed interest rates